Income Taxes - Summary of Reconciliation of Income Tax Computed at Statutory Tax Rates to Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Tax expense at statutory income tax rates	$ 4,593,244	$ 5,286,493
Permanent differences	557,406	159,800
Income attributable to non-controlling interest	(1,571,060)	(1,306,217)
Foreign income taxed at different rates	344,742	243,256
Impact of change in tax rates	2,585,691
Other	(207,516)	(128,182)
Total tax expense (recovery)	$ 6,302,507	$ 4,255,150